Assets Held and Liability for Employees' Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Severance costs	$ 1,104	$ 986	$ 929